EATON VANCE MISSISSIPPI MUNICIPALS FUND EATON VANCE WEST VIRGINIA MUNICIPALS FUND Supplement to Prospectus dated February 1, 2009

EATON VANCE HAWAII MUNICIPALS FUND Supplement to Prospectus dated June 1, 2009

EATON VANCE OHIO LIMITED MATURITY MUNICIPALS FUND Supplement to Prospectus dated August 1, 2009

Effective after the close of business on September 18, 2009, shares of each Fund will no longer be available for purchase or exchange.
September 18, 2009	COMBSTATEPS